COST METHOD INVESTMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cost method investments:
Cost method investments	$ 204,172	$ 204,172
Dividends received	52,800	61,967	$ 64,198
Golar Partners
Cost method investments:
Cost method investments	196,825	196,825
Additions to Cost method investments	5,600
Dividends received	11,500	8,300
OLT Offshore LNG Toscana S.p.A (OLT–O)
Cost method investments:
Cost method investments	$ 7,347	$ 7,347
Cost method investment, ownership percentage	2.70%